17. PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2018
Provision For Tax Social Security Labor Civil And Environmental Risks And Judicial Deposits Tables Abstract
Accrued amounts and judicial deposits
			Consolidated
	Accrued liabilities		Judicial deposits
	12/31/2018	12/31/2017	12/31/2018	12/31/2017
Tax	118,490	113,451	46,321	52,542
Social security	70,084	74,522	50,898	50,098
Labor	362,228	451,173	214,625	202,104
Civil	210,264	148,212	22,024	22,752
Environmental	31,390	37,733	1,900	1,826
Deposit of a guarantee			12,182	10,029
	792,456	825,091	347,950	339,351

Classification
Current	106,503	105,958
Non-current	685,953	719,133	347,950	339,351
	792,456	825,091	347,950	339,351

Changes in the provision for tax, social security, labor, civil and environmental risks
					Consolidated
					Current + Non-current
Nature	12/31/2017	Additions	Net update on amount	Net utilization of reversal	12/31/2018
Tax	113,451	17,941	12,081	(24,983)	118,490
Social security	74,522	2,348	1,996	(8,782)	70,084
Labor	451,173	29,250	55,344	(173,539)	362,228
Civil	148,212	14,921	56,092	(8,961)	210,264
Environmental	37,733	31	6,021	(12,395)	31,390
	825,091	64,491	131,534	(228,660)	792,456

Legal matters with possible risk of loss
	12/31/2018	12/31/2017
Income tax / Social contribution - Assessment Notice and imposition of fine (AIIM) - Capital gain for an alleged sale of the shares of its subsidiary NAMISA.	11,812,071	11,073,961

Assessment Notice and Imposition of fine (AIIM) - Income tax/ Social contribution - gloss of goodwill deductions generated by the reverse merger of Big Jump by NAMISA	3,722,888	2,623,179

Assessment Notice and Imposition of fine (AIIM) - Income tax/ Social contribution - gloss of interest on prepayment arising from supply contracts of iron ore and port services	2,165,088	2,500,606

Notices of violation and imposition of fine - Income taxes and social contribution due to profits from foreign subsidiaries (years 2008,2010 and 2011) (1)	1,891,149	1,858,640

Tax foreclosures - ICMS - Electricity credits	974,479	920,306

Installment MP 470 - Insufficient impairment of tax loss and negative basis (1)		704,739

Offset of taxes that were not approved by the Federal Revenue Service - IRPJ/CSLL, PIS/COFINS e IPI	1,481,382	1,685,648

Disallowance of the ICMS credits - Transfer of iron ore	529,607	499,006

ICMS - Refers to the transfer of imported raw material at an amount lower than the price disclosed in the import documentation	294,527	275,233

Disallowance of the tax losses arising on adjustments to the SAPLI	516,583	491,862

Taxes - ICMS - shipment and return of goods for industrialization (2)		816,199

Assessment Notice- Income tax- Capital Gain of CFM vendors located outside	243,007	203,185

CFEM - Divergence on the understanding between CSN and DNPM on the calculation basis	311,582	290,249

Infraction Notice - ICMS - Question on sales to Incentivized Zone	976,438	170,330

Other tax (federal, state, and municipal) lawsuits	3,625,167	3,065,131

Social security lawsuits	287,823	278,600

Law suit applied by Brazilian antitrust authorities (CADE)	101,683	98,189

Other civil lawsuits	922,171	1,111,944

Labor and social security lawsuits	1,537,078	1,569,712

Environmental process - ACP TAC / PAC - Compliance with environmental obligations (3)		216,878

Tax Enforcement Fine Volta Grande IV (4)	75,530	67,620

Others Enviromental lawsuits	144,235	117,858
	31,612,488	30,639,075